Derivative Financial Instruments - Fair value of the derivative assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments
Derivative financial instruments, current assets	$ 1,675	$ 25,383
Derivative financial instruments, non-current assets	418	13,225
Derivative financial assets	2,093	38,608
Derivative financial instruments, current liability	11,202	2,834
Derivative financial instruments, non-current liability		5,498
Derivative financial liabilities	11,202	8,332
Financial assets carried at fair value through profit or loss (FVTPL) | Interest rate swaps
Financial Instruments
Derivative financial assets		35,486
Financial assets carried at fair value through profit or loss (FVTPL) | Forward foreign exchange contracts
Financial Instruments
Derivative financial assets	2,093	3,122
Financial liabilities designated and effective as hedging instruments carried at fair value | Cross currency swaps
Financial Instruments
Derivative financial liabilities	11,082	8,012
Financial liabilities carried at fair value through profit or loss (FVTPL) | Forward foreign exchange contracts
Financial Instruments
Derivative financial liabilities	$ 120	$ 320